U.S. SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

               Read instructions at end of Form before preparing Form.
                             Please print or type.

 1.  Name and address of issuer:

      GMO Trust
      40 Rowes Wharf
      Boston, MA 02110


 2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities
     of the issuer, check the box but do not list series or classes):     []

      GMO Asset Allocation Bond Fund
      GMO Core Plus Bond Fund
      GMO Emerging Country Debt Fund
      GMO High Yield Fund
      GMO Opportunistic Income Fund
      GMO U.S. Treasury Fund
      GMO Alpha Only Fund
      GMO Benchmark-Free Allocation Fund
      GMO Benchmark-Free Fund
      GMO Global Asset Allocation Fund
      GMO Global Developed Equity Allocation Fund
      GMO Global Equity Allocation Fund
      GMO Implementation Fund
      GMO International Developed Equity Allocation Fund
      GMO International Equity Allocation Fund
      GMO SGM Major Markets Fund
      GMO Special Opportunities Fund
      GMO Strategic Opportunities Allocation Fund
      GMO Climate Change Fund
      GMO Emerging Domestic Opportunities Fund
      GMO Emerging Markets Fund
      GMO Foreign Small Companies Fund
      GMO International Equity Fund
      GMO Quality Fund
      GMO Resources Fund
      GMO Risk Premium Fund
      GMO Tax-Managed International Equities Fund
      GMO U.S. Equity Fund
      GMO International Large/Mid Cap Equity Fund

 3.  Investment Company Act File Number:  811-4347

     Securities Act File Number:  2-98772

 4(a).  Last day of fiscal year for which this Form is filed: 2/28/2019

 4(b).  [] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check box if this is the last time the issuer will be filing this Form.
        Persons who respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.
SEC 2393 (6-02)

 5.  Calculation of registration fee:

   (i)   Aggregate sale price of securities sold during
         the fiscal year pursuant to section 24(f):         $ 14,838,524,118

   (ii)  Aggregate price of securities redeemed or
         repurchased during the fiscal year:       $ 22,453,052,869

   (iii) Aggregate price of securities redeemed or
         repurchased during any prior fiscal year ending
         no earlier than October 11, 1995 that were not
         previously used to reduce registration fees
         payable to the Commission:                 $ 29,421,247,485

   (iv)  Total available redemption credits
         [add Items 5(ii) and 5(iii)]:                    - $ 51,874,300,354

   (v)   Net sales - if Item 5(i) is greater than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:                $ 0

   (vi)  Redemption credits available for use in future years
         - if Item 5(i) is less than Item 5(iv)
         [subtract Item 5(iv) from Item 5(i)]:               $ -37,035,776,236

   (vii) Multiplier for determining registration fee
         (See Instruction C.9):                                  X 0.0001212

   (viii) Registration fee due [multiply
          Item 5(v) by Item 5(vii)]
          (enter "0" if no fee is due):                    = $ 0


Certain series of the issuer serve as master funds selling a portion of their shares to corresponding feeder funds (i.e., series of a separate and distinct issuer that is itself an open-end fund registered under the 1940 Act and subject to Section 24(f) thereof) in accordance with Section 12(d)(1)(E) of the 1940 Act. Pursuant to no-action relief granted to the issuer (see GMO Trust, SEC No-Action Letter (pub. avail. May 24, 2012)), the issuer has excluded from Item 5(ii) (aggregate price of securities redeemed or repurchased during the fiscal year) an amount of $907,138,608 which represents the net price of securities redeemed or repurchased (i.e., aggregate sales price reduced by the aggregate price of redemptions) of shares of those series of the issuer serving as master funds and redeemed by corresponding feeder funds (which themselves will calculate and pay Rule 24f-2 registration fees on an annual basis). Had this amount been included, the aggregate price of securities redeemed or repurchased during the fiscal year (Item 5(ii)) would have been $24,242,763,793; net sales (Item 5(v)) would have been $0; redemption credits available for use in future years (Item 5(vi)) would have been $(37,942,914,844); and the registration fee due (Item 5(viii)) would have been $0.


6.  Prepaid Shares

     If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: 0

     If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:0

 7. Interest due - if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D): + $ 0

 8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]: $ 0

 9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

           Method of Delivery:

                       []   Wire Transfer

                       []   Mail or other means


                                  SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

     By (Signature and Title)*

               /s/   Brian Kadehjian
                   -------------------------------------------------------------
                     Assistant Treasurer
                   -------------------------------------------------------------


     Date: 5/24/2019
           -----------------

          * Please print the name and title of the signing officer below the signature.